Financial Instruments - Derivative (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 MXN ($) Institution	Dec. 31, 2017 MXN ($) $ / $	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 MXN ($)	Nov. 30, 2017
Derivative Financial Instruments
Carrying Value, Assets				$ 1,035,522,000		$ 2,263,874,000
Carrying Value, Liabilities				148,061,000
Notional Amount				$ 123,124,638,000
Interest rate swap maturity at April 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			7.2663%	7.2663%
Cumulative gain (loss) on change in fair value of hedge instruments	$ 32,267,000	$ 22,112,000
Interest rate swap maturity at April 2021
Derivative Financial Instruments
Cumulative gain (loss) on change in fair value of hedge instruments	340,153,000	344,958,000
Gain (loss) on change in fair value of hedge instruments	119,975,000	58,278,000
Interest rate swap maturity at May 2022
Derivative Financial Instruments
Cumulative gain (loss) on change in fair value of hedge instruments	299,560,000	241,561,000
Gain (loss) on change in fair value of hedge instruments	$ 69,483,000	26,457,000
TVI
Derivative Financial Instruments
Number of financial institutions for derivative agreements | Institution	2
Cumulative gain (loss) on change in fair value of hedge instruments	$ (21,722,000)	3,024,000
Gain (loss) on change in fair value of hedge instruments	33,692,000	10,204,000
TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Gain (loss) on change in fair value of hedge instruments	8,881,000	459,000
Average fixed rate | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)			5.9351%	5.9351%
Average fixed rate | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			6.5716%	6.5716%
TIIE | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Borrowing interest rate (as a percent)			0.35%	0.35%
TIIE | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			0.35%	0.35%
Designated as hedging instruments
Derivative Financial Instruments
Notional Amount			$ 2,585,800	$ 50,869,542,000	$ 2,440,300	48,086,944,000
Designated as hedging instruments | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Carrying Value, Assets				340,153,000		344,958,000
Notional Amount				6,000,000,000		6,000,000,000
Designated as hedging instruments | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Carrying Value, Assets				299,560,000		241,561,000
Notional Amount				5,000,000,000		5,000,000,000
Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Carrying Value, Assets				85,073,000		43,222,000
Notional Amount				2,000,000,000		2,000,000,000
Designated as hedging instruments | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Carrying Value, Assets				63,420,000		31,906,000
Notional Amount				1,500,000,000		1,500,000,000
Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Carrying Value, Assets				76,876,000		3,077,000
Notional Amount				2,500,000,000		1,000,000,000
Designated as hedging instruments | Forward maturity at January 2019 through November 2019
Derivative Financial Instruments
Carrying Value, Assets				100,922,000
Notional Amount			$ 224,000
Designated as hedging instruments | Forward maturity at January 2018 through November 2018
Derivative Financial Instruments
Carrying Value, Assets						112,157,000
Notional Amount					224,000
Designated as hedging instruments | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Carrying Value, Assets				37,251,000		61,997,000
Notional Amount				1,188,667,000		1,296,783,000
Designated as hedging instruments | TVI | Interest rate swap maturity at April 2022
Derivative Financial Instruments
Carrying Value, Assets				32,267,000		22,112,000
Notional Amount				1,145,871,000		1,370,868,000
Not designated as hedging instruments | Options maturity at December 2018
Derivative Financial Instruments
Gains (loss) on change in fair value of derivatives	$ (481,694,000)	$ 558,280,000
Not designated as hedging instruments | Forwards maturity between January2018 through December 2018
Derivative Financial Instruments
Carrying Value, Assets						397,037,000
Notional Amount					230,400
Average foreign exchange rate		18.5439
Gains (loss) on change in fair value of derivatives		$ 397,037,000
Not designated as hedging instruments | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Average foreign exchange rate	20.3561
Gains (loss) on change in fair value of derivatives	$ (331,946,000)
Not designated as hedging instruments | Forward maturity at January 2019 through August 2019
Derivative Financial Instruments
Average foreign exchange rate	20.8264
Gains (loss) on change in fair value of derivatives	$ 27,309,000
Not designated as hedging instruments | TVI | Options maturity at December 2018
Derivative Financial Instruments
Carrying Value, Assets						100,700,000
Notional Amount					96,250
Gains (loss) on change in fair value of derivatives	$ (40,420,000)	70,409,000
Not designated as hedging instruments | TVI | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Carrying Value, Liabilities				10,255,000
Notional Amount				75,000,000
Average foreign exchange rate	20.3353
Gains (loss) on change in fair value of derivatives	$ 10,255,000
Not designated as hedging instruments | Empresas Cablevision | Options maturity at December 2018
Derivative Financial Instruments
Carrying Value, Assets						110,137,000
Notional Amount					$ 115,000
Gains (loss) on change in fair value of derivatives	$ (61,284,000)	80,464,000
Not designated as hedging instruments | Empresas Cablevision | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Carrying Value, Liabilities				10,518,000
Notional Amount				82,000,000
Average foreign exchange rate	20.2554
Gains (loss) on change in fair value of derivatives	$ (10,518,000)
Not designated as hedging instruments | Sky forward | Forward maturity at January 2019 through August 2019
Derivative Financial Instruments
Carrying Value, Liabilities				27,309,000
Notional Amount				38,600,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at April 2021
Derivative Financial Instruments
Notional Amount				$ 6,000,000,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at May 2022
Derivative Financial Instruments
Notional Amount						$ 5,000,000,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)							7.3275%
Cumulative gain (loss) on change in fair value of hedge instruments	85,073,000	43,222,000
Gain (loss) on change in fair value of hedge instruments	12,374,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity in October 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)					7.35%	7.35%
Cumulative gain (loss) on change in fair value of hedge instruments	63,420,000	31,906,000
Gain (loss) on change in fair value of hedge instruments	9,188,000
Cash flow hedges | Designated as hedging instruments | Interest rate swap maturity at February 2023
Derivative Financial Instruments
Borrowing interest rate (as a percent)			7.7485%	7.7485%	7.795%	7.795%
Cumulative gain (loss) on change in fair value of hedge instruments	76,876,000	$ 3,077,000
Gain (loss) on change in fair value of hedge instruments	$ 4,044,000
Cash flow hedges | Designated as hedging instruments | Forward maturity at January 2018 through November 2018
Derivative Financial Instruments
Average foreign exchange rate	19.6767	19.6907
Cumulative gain (loss) on change in fair value of hedge instruments	$ 100,922,000	$ 112,157,000
Gain (loss) on change in fair value of hedge instruments	$ 153,853,000	$ (292,326,000)
Cash flow hedges | Not designated as hedging instruments | Options maturity at December 2018
Derivative Financial Instruments
Carrying Value, Assets						$ 795,010,000
Notional Amount					$ 779,250
Cash flow hedges | Not designated as hedging instruments | Forward maturity at January 2019 through October 2019
Derivative Financial Instruments
Carrying Value, Liabilities				$ 99,979,000
Notional Amount				$ 491,400,000
Minimum | Fixed interest rate | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			4.85%	4.85%
Maximum | Fixed interest rate | TVI | Interest rate swap maturity between April 2019 through May 2022
Derivative Financial Instruments
Borrowing interest rate (as a percent)			5.585%	5.585%